Quarterly Holdings Report
for

Fidelity® Balanced K6 Fund

May 31, 2021

BAL-K6-QTLY-0721
1.9893901.101

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 70.5%
	Shares	Value
COMMUNICATION SERVICES - 7.7%
Entertainment - 1.6%
Activision Blizzard, Inc.	16,409	$1,595,775
Cinemark Holdings, Inc. (a)	3,862	87,513
Electronic Arts, Inc.	4,746	678,346
Live Nation Entertainment, Inc. (a)	8,464	762,691
Marcus Corp. (a)	7,810	164,869
Netflix, Inc. (a)	7,560	3,801,244
Take-Two Interactive Software, Inc. (a)	2,143	397,655
The Walt Disney Co. (a)	32,638	5,830,779
		13,318,872
Interactive Media & Services - 5.3%
Alphabet, Inc.:
Class A (a)	2,509	5,913,337
Class C (a)	8,371	20,187,169
Facebook, Inc. Class A (a)	48,059	15,798,435
IAC (a)	1,123	179,085
JOYY, Inc. ADR	4,974	382,749
Snap, Inc. Class A (a)	8,173	507,707
Tongdao Liepin Group (a)	214,373	629,786
Twitter, Inc. (a)	18,039	1,046,262
Vimeo, Inc. (a)	1,823	76,566
Z Holdings Corp.	74,275	354,287
Zoominfo Technologies, Inc.	4,111	180,185
		45,255,568
Media - 0.5%
Altice U.S.A., Inc. Class A (a)	6,103	220,074
Comcast Corp. Class A	58,965	3,381,053
Liberty Media Corp. Liberty Formula One Group Series C (a)	5,348	238,788
		3,839,915
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc.	20,383	2,883,175

TOTAL COMMUNICATION SERVICES		65,297,530

CONSUMER DISCRETIONARY - 8.4%
Automobiles - 0.7%
Ferrari NV	2,589	546,046
Tesla, Inc. (a)	8,795	5,498,810
		6,044,856
Distributors - 0.1%
LKQ Corp. (a)	25,527	1,300,856
Hotels, Restaurants & Leisure - 1.5%
Aristocrat Leisure Ltd.	22,201	717,279
Boyd Gaming Corp. (a)	9,110	586,593
Caesars Entertainment, Inc. (a)	8,438	906,663
Churchill Downs, Inc.	4,278	853,589
Compass Group PLC (a)	51,542	1,174,926
Domino's Pizza, Inc.	2,634	1,124,376
MakeMyTrip Ltd. (a)	11,011	302,803
Marriott International, Inc. Class A (a)	16,824	2,415,590
McDonald's Corp.	7,618	1,781,774
Penn National Gaming, Inc. (a)	1,802	147,710
The Booking Holdings, Inc. (a)	1,226	2,895,260
		12,906,563
Household Durables - 0.6%
GoPro, Inc. Class A (a)	27,740	311,243
Leggett & Platt, Inc.	17,812	980,194
Lennar Corp. Class A	20,515	2,031,190
Mohawk Industries, Inc. (a)	3,937	829,447
Tempur Sealy International, Inc.	17,794	685,069
		4,837,143
Internet & Direct Marketing Retail - 3.0%
Amazon.com, Inc. (a)	6,657	21,455,977
Coupang, Inc. Class A (a)	4,885	199,259
Deliveroo Holdings PLC (a)(b)	42,650	152,164
Deliveroo Holdings PLC	20,000	64,219
eBay, Inc.	29,341	1,786,280
Farfetch Ltd. Class A (a)	13,572	628,791
Global-e Online Ltd. (a)	3,095	101,702
Kogan.Com Ltd.	4,373	34,352
Porch Group, Inc. Class A (a)	43,702	748,178
THG PLC	32,654	282,216
ZOZO, Inc.	2,507	85,823
		25,538,961
Leisure Products - 0.1%
Mattel, Inc. (a)	25,661	544,270
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	15,263	1,488,143
Nordstrom, Inc. (a)	16,164	542,141
		2,030,284
Specialty Retail - 1.6%
Auto1 Group SE (b)	6,620	351,246
Burlington Stores, Inc. (a)	2,346	758,626
Industria de Diseno Textil SA	12,185	473,574
Lowe's Companies, Inc.	30,350	5,913,091
The Home Depot, Inc.	10,297	3,283,816
TJX Companies, Inc.	36,105	2,438,532
		13,218,885
Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd. (a)	1,918	108,770
LVMH Moet Hennessy Louis Vuitton SE	957	766,588
NIKE, Inc. Class B	10,711	1,461,623
PVH Corp. (a)	6,512	747,708
Tapestry, Inc. (a)	37,041	1,662,770
		4,747,459

TOTAL CONSUMER DISCRETIONARY		71,169,277

CONSUMER STAPLES - 4.3%
Beverages - 1.5%
Boston Beer Co., Inc. Class A (a)	234	247,609
Constellation Brands, Inc. Class A (sub. vtg.)	4,438	1,063,877
Keurig Dr. Pepper, Inc.	16,018	592,025
Kweichow Moutai Co. Ltd. (A Shares)	850	297,641
Molson Coors Beverage Co. Class B (a)	6,219	362,692
Monster Beverage Corp. (a)	16,092	1,516,993
PepsiCo, Inc.	25,038	3,704,122
Pernod Ricard SA	3,475	767,851
The Coca-Cola Co.	72,571	4,012,451
		12,565,261
Food & Staples Retailing - 1.2%
BJ's Wholesale Club Holdings, Inc. (a)	21,760	974,630
Costco Wholesale Corp.	8,477	3,206,595
U.S. Foods Holding Corp. (a)	29,980	1,167,421
Walgreens Boots Alliance, Inc.	17,313	911,703
Walmart, Inc.	25,445	3,613,953
		9,874,302
Food Products - 0.5%
Bunge Ltd.	2,223	193,001
Darling Ingredients, Inc. (a)	5,749	393,577
Freshpet, Inc. (a)	1,280	226,330
Hotel Chocolat Group Ltd. (a)	4,202	23,137
Lamb Weston Holdings, Inc.	11,446	944,181
Mondelez International, Inc.	34,876	2,215,672
		3,995,898
Household Products - 0.8%
Procter & Gamble Co.	45,473	6,132,034
The Clorox Co.	3,196	564,829
		6,696,863
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	5,861	1,796,514
Herbalife Nutrition Ltd. (a)	4,946	260,011
		2,056,525
Tobacco - 0.1%
Altria Group, Inc.	27,471	1,352,123

TOTAL CONSUMER STAPLES		36,540,972

ENERGY - 2.3%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	23,923	583,721
Halliburton Co.	10,100	226,745
Oceaneering International, Inc. (a)	15,704	224,096
SBM Offshore NV	7,417	127,892
Subsea 7 SA	44,782	444,446
		1,606,900
Oil, Gas & Consumable Fuels - 2.1%
Africa Oil Corp. (a)	191,684	193,580
APA Corp.	16,554	344,323
Canadian Natural Resources Ltd.	37,049	1,283,474
Cheniere Energy, Inc. (a)	2,415	205,034
Chevron Corp.	4,930	511,685
DHT Holdings, Inc.	6,500	41,600
Euronav NV	3,065	29,378
Exxon Mobil Corp.	103,252	6,026,819
Harbour Energy PLC (a)	714,791	208,458
Hess Corp.	21,071	1,766,171
HollyFrontier Corp.	7,732	251,058
Imperial Oil Ltd.	26,252	866,193
Kosmos Energy Ltd. (a)	58,665	186,555
Magellan Midstream Partners LP	11,391	561,462
Marathon Petroleum Corp.	3,544	219,019
MEG Energy Corp. (a)	144,950	962,294
Murphy Oil Corp.	14,705	318,951
Phillips 66 Co.	13,754	1,158,362
Range Resources Corp. (a)	10,159	137,756
Reliance Industries Ltd.	1,335	21,234
Reliance Industries Ltd.	36,644	1,059,807
Reliance Industries Ltd. sponsored GDR (b)	10,352	596,793
Valero Energy Corp.	11,869	954,268
		17,904,274

TOTAL ENERGY		19,511,174

FINANCIALS - 8.6%
Banks - 3.4%
Bank of America Corp.	153,629	6,512,333
BNP Paribas SA	6,838	470,763
Citigroup, Inc.	21,533	1,694,862
Citizens Financial Group, Inc.	22,036	1,099,596
Comerica, Inc.	8,143	639,144
EFG Eurobank Ergasias SA (a)	576,873	541,670
First Horizon National Corp.	21,317	406,515
JPMorgan Chase & Co.	25,164	4,132,935
M&T Bank Corp.	4,478	719,570
NatWest Group PLC	54,800	160,983
Piraeus Financial Holdings SA (a)	94,851	173,615
PNC Financial Services Group, Inc.	14,364	2,796,384
Signature Bank	1,751	437,312
Societe Generale Series A	30,005	960,732
Standard Chartered PLC (United Kingdom)	70,315	506,721
UniCredit SpA	35,246	451,040
Wells Fargo & Co.	143,964	6,725,998
		28,430,173
Capital Markets - 1.9%
Bank of New York Mellon Corp.	80,669	4,201,242
BlackRock, Inc. Class A	3,600	3,157,344
Cboe Global Markets, Inc.	5,302	590,113
Coinbase Global, Inc. (a)	298	70,489
Goldman Sachs Group, Inc. (c)	3,574	1,329,599
Intercontinental Exchange, Inc.	4,423	499,268
Morgan Stanley	37,806	3,438,456
State Street Corp.	12,665	1,101,602
StepStone Group, Inc. Class A	22,792	722,506
Virtu Financial, Inc. Class A	34,048	1,036,762
		16,147,381
Consumer Finance - 1.7%
360 DigiTech, Inc. ADR (a)	14,920	418,804
Ally Financial, Inc.	5,610	306,923
American Express Co.	21,074	3,374,580
Capital One Financial Corp.	48,100	7,733,518
OneMain Holdings, Inc.	33,859	1,958,405
Shriram Transport Finance Co. Ltd.	11,097	222,928
		14,015,158
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc.:
Class A (a)	1	436,000
Class B (a)	11,718	3,391,658
Voya Financial, Inc.	11,541	756,166
		4,583,824
Insurance - 1.1%
AIA Group Ltd.	34,017	454,002
American International Group, Inc.	25,999	1,373,787
Arthur J. Gallagher & Co.	7,115	1,043,130
Fairfax Financial Holdings Ltd. (sub. vtg.)	797	374,337
Hartford Financial Services Group, Inc.	28,544	1,865,350
The Travelers Companies, Inc.	19,587	3,128,044
Willis Towers Watson PLC	4,168	1,089,348
		9,327,998

TOTAL FINANCIALS		72,504,534

HEALTH CARE - 9.2%
Biotechnology - 0.8%
Amgen, Inc.	14,161	3,369,468
Argenx SE ADR (a)	1,967	548,773
Ascendis Pharma A/S sponsored ADR (a)	6	806
Biogen, Inc. (a)	1,188	317,766
Blueprint Medicines Corp. (a)	4,000	365,400
PTC Therapeutics, Inc. (a)	8,013	314,671
Regeneron Pharmaceuticals, Inc. (a)	3,868	1,943,399
Vertex Pharmaceuticals, Inc. (a)	1,944	405,577
		7,265,860
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	44,887	5,236,069
Boston Scientific Corp. (a)	111,957	4,763,770
DexCom, Inc. (a)	3,147	1,162,470
Envista Holdings Corp. (a)	30,638	1,337,042
Intuitive Surgical, Inc. (a)	3,761	3,167,439
Masimo Corp. (a)	1,738	374,713
Nevro Corp. (a)	4,187	630,981
Siemens Healthineers AG (b)	28,262	1,595,688
Stryker Corp.	17,711	4,521,087
		22,789,259
Health Care Providers & Services - 2.6%
Alignment Healthcare, Inc. (a)	121	3,053
AmerisourceBergen Corp.	14,236	1,633,439
Cigna Corp.	883	228,565
dentalcorp Holdings Ltd. (a)	17,980	208,518
Guardant Health, Inc. (a)	3,029	375,959
HCA Holdings, Inc.	16,519	3,548,116
Humana, Inc.	7,757	3,395,239
Oak Street Health, Inc. (a)	8,885	536,565
Option Care Health, Inc. (a)	26,919	493,694
Surgery Partners, Inc. (a)	31,502	1,843,812
UnitedHealth Group, Inc.	22,968	9,460,979
		21,727,939
Health Care Technology - 0.1%
Health Catalyst, Inc. (a)	14,969	803,686
Life Sciences Tools & Services - 0.7%
Avantor, Inc. (a)	44,537	1,431,865
Thermo Fisher Scientific, Inc.	8,987	4,219,397
		5,651,262
Pharmaceuticals - 2.3%
AstraZeneca PLC sponsored ADR (d)	33,131	1,880,847
Bristol-Myers Squibb Co.	61,525	4,043,423
Eli Lilly & Co.	19,990	3,992,803
Horizon Therapeutics PLC (a)	24,043	2,203,781
Roche Holding AG (participation certificate)	4,501	1,575,583
Royalty Pharma PLC	31,791	1,275,455
UCB SA	10,922	1,027,148
Zoetis, Inc. Class A	19,846	3,506,391
		19,505,431

TOTAL HEALTH CARE		77,743,437

INDUSTRIALS - 7.5%
Aerospace & Defense - 1.9%
Axon Enterprise, Inc. (a)	1,510	212,291
General Dynamics Corp.	13,854	2,631,013
Lockheed Martin Corp.	4,198	1,604,476
Northrop Grumman Corp.	8,344	3,052,819
Raytheon Technologies Corp.	50,177	4,451,202
Space Exploration Technologies Corp. Class A (a)(e)(f)	200	83,998
The Boeing Co. (a)	17,631	4,355,210
		16,391,009
Air Freight & Logistics - 0.5%
FedEx Corp.	12,437	3,915,292
United Parcel Service, Inc. Class B	3,054	655,388
		4,570,680
Airlines - 0.1%
Spirit Airlines, Inc. (a)	16,180	577,788
Commercial Services & Supplies - 0.1%
CoreCivic, Inc. (a)	56,684	443,836
Construction & Engineering - 0.4%
AECOM (a)	40,853	2,655,854
Granite Construction, Inc.	13,799	556,928
		3,212,782
Electrical Equipment - 1.0%
Array Technologies, Inc.	40,605	661,862
Emerson Electric Co.	554	53,012
Plug Power, Inc. (a)	8,090	248,363
Sensata Technologies, Inc. PLC (a)	61,900	3,678,717
Shoals Technologies Group, Inc.	10,593	292,367
Sunrun, Inc. (a)(d)	87,310	3,904,503
		8,838,824
Industrial Conglomerates - 0.7%
3M Co.	5,090	1,033,474
General Electric Co.	289,130	4,065,168
Honeywell International, Inc.	3,194	737,527
		5,836,169
Machinery - 1.0%
Allison Transmission Holdings, Inc.	69,568	2,943,422
Caterpillar, Inc.	20,988	5,059,787
Flowserve Corp.	14,740	624,829
		8,628,038
Marine - 0.2%
Genco Shipping & Trading Ltd.	26,679	421,528
Golden Ocean Group Ltd.	21,777	217,117
Star Bulk Carriers Corp. (d)	47,385	924,481
		1,563,126
Professional Services - 0.7%
Dun & Bradstreet Holdings, Inc. (a)	20,005	429,507
Equifax, Inc.	672	157,947
Nielsen Holdings PLC	196,950	5,359,010
		5,946,464
Road & Rail - 0.9%
Lyft, Inc. (a)	18,586	1,061,075
Norfolk Southern Corp.	9,594	2,694,955
Uber Technologies, Inc. (a)	65,166	3,312,388
Union Pacific Corp.	2,731	613,738
		7,682,156

TOTAL INDUSTRIALS		63,690,872

INFORMATION TECHNOLOGY - 16.7%
Electronic Equipment & Components - 1.4%
Corning, Inc.	7,424	323,909
Flex Ltd. (a)	178,126	3,254,362
Hon Hai Precision Industry Co. Ltd. (Foxconn)	121,076	485,336
Insight Enterprises, Inc. (a)	4,477	467,757
Jabil, Inc.	126,093	7,117,950
		11,649,314
IT Services - 3.4%
Capgemini SA	4,964	929,492
Cognizant Technology Solutions Corp. Class A	10,133	725,117
Fidelity National Information Services, Inc.	7,691	1,145,805
Fiserv, Inc. (a)	3,128	360,346
Genpact Ltd.	22,079	1,009,893
Global Payments, Inc.	4,799	929,614
GoDaddy, Inc. (a)	4,661	377,355
Liveramp Holdings, Inc. (a)	6,111	307,017
MasterCard, Inc. Class A	28,833	10,396,603
PayPal Holdings, Inc. (a)	18,758	4,877,455
Squarespace, Inc. Class A (a)	1,176	61,893
Visa, Inc. Class A	31,110	7,071,303
Wix.com Ltd. (a)	2,745	713,316
		28,905,209
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc. (a)	1,949	156,076
Applied Materials, Inc.	14,739	2,035,898
Cirrus Logic, Inc. (a)	6,280	490,280
eMemory Technology, Inc.	5,076	171,944
Lam Research Corp.	2,769	1,799,435
Marvell Technology, Inc.	29,083	1,404,709
Micron Technology, Inc. (a)	39,995	3,365,179
NVIDIA Corp.	11,696	7,599,827
NXP Semiconductors NV	17,169	3,629,870
ON Semiconductor Corp. (a)	61,127	2,447,525
Qualcomm, Inc.	10,208	1,373,384
Semtech Corp. (a)	3,808	239,904
SiTime Corp. (a)	2,421	238,057
Universal Display Corp.	350	75,551
Xilinx, Inc.	3,414	433,578
		25,461,217
Software - 6.1%
Adobe, Inc. (a)	191	96,375
Anaplan, Inc. (a)	23,311	1,200,750
Autodesk, Inc. (a)	9,680	2,767,125
Ceridian HCM Holding, Inc. (a)	1,764	157,807
Cloudflare, Inc. (a)	1,067	87,558
Cognyte Software Ltd. (a)	40,130	1,032,946
Digital Turbine, Inc. (a)	7,193	475,961
Elastic NV (a)	2,099	248,123
Epic Games, Inc. (e)(f)	182	161,070
Everbridge, Inc. (a)	1,042	122,435
Intuit, Inc.	1,544	677,955
Microsoft Corp.	132,514	33,086,083
NortonLifeLock, Inc.	17,400	481,284
Salesforce.com, Inc. (a)	18,926	4,506,281
ServiceNow, Inc. (a)	1,187	562,496
Stripe, Inc. Class B (a)(e)(f)	1,800	72,225
SVMK, Inc. (a)	114,889	2,234,591
Verint Systems, Inc. (a)	11,612	535,429
Workday, Inc. Class A (a)	5,577	1,275,571
Workiva, Inc. (a)	875	83,038
Yext, Inc. (a)	78,486	1,135,692
Zendesk, Inc. (a)	4,476	611,690
		51,612,485
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	183,053	22,810,234
HP, Inc.	24,350	711,751
Western Digital Corp. (a)	6,577	494,788
		24,016,773

TOTAL INFORMATION TECHNOLOGY		141,644,998

MATERIALS - 2.2%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	2,716	813,877
Albemarle Corp. U.S.	2,795	466,989
Amyris, Inc. (a)	9,975	141,944
Balchem Corp.	2,704	354,224
Ecolab, Inc.	4,443	955,600
FMC Corp.	4,717	550,427
Innospec, Inc.	5,002	505,752
Linde PLC	6,278	1,887,167
LyondellBasell Industries NV Class A	5,802	653,421
Olin Corp.	32,924	1,609,654
Sherwin-Williams Co.	2,522	715,063
Valvoline, Inc.	23,206	765,798
		9,419,916
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	2,687	977,128
Summit Materials, Inc. (a)	24,604	856,711
Vulcan Materials Co.	4,523	829,156
		2,662,995
Containers & Packaging - 0.1%
Crown Holdings, Inc.	11,474	1,184,576
Metals & Mining - 0.7%
Commercial Metals Co.	17,804	560,292
First Quantum Minerals Ltd.	61,353	1,526,144
Freeport-McMoRan, Inc.	44,924	1,919,153
Newmont Corp.	19,633	1,442,633
		5,448,222

TOTAL MATERIALS		18,715,709

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Alexandria Real Estate Equities, Inc.	4,264	760,101
American Tower Corp.	8,895	2,272,317
Corporate Office Properties Trust (SBI)	5,479	151,220
CubeSmart	21,495	941,266
Digital Realty Trust, Inc.	6,192	938,460
Douglas Emmett, Inc.	8,595	298,418
Equinix, Inc.	640	471,501
Equity Lifestyle Properties, Inc.	13,374	947,682
Invitation Homes, Inc.	27,192	986,254
Kilroy Realty Corp.	7,577	531,981
Lexington Corporate Properties Trust	42,113	521,359
Mid-America Apartment Communities, Inc.	7,249	1,164,914
Prologis (REIT), Inc.	17,025	2,006,226
SBA Communications Corp. Class A	1,964	585,508
Ventas, Inc.	10,360	574,462
VICI Properties, Inc.	5,685	176,974
Weyerhaeuser Co.	6,583	249,891
		13,578,534
Real Estate Management & Development - 0.2%
Cushman & Wakefield PLC (a)	50,700	963,807
Jones Lang LaSalle, Inc. (a)	1,795	363,039
		1,326,846

TOTAL REAL ESTATE		14,905,380

UTILITIES - 1.8%
Electric Utilities - 1.2%
American Electric Power Co., Inc.	1,164	100,104
Edison International	18,803	1,050,524
Entergy Corp.	4,693	493,985
Evergy, Inc.	13,775	853,912
Exelon Corp.	34,125	1,539,720
FirstEnergy Corp.	24,979	946,954
NextEra Energy, Inc.	35,462	2,596,528
NRG Energy, Inc.	5,711	183,609
PG&E Corp. (a)	78,518	796,173
Southern Co.	27,242	1,741,309
		10,302,818
Independent Power and Renewable Electricity Producers - 0.1%
FTC Solar, Inc. (a)	12,150	130,734
The AES Corp.	31,065	789,362
		920,096
Multi-Utilities - 0.5%
CenterPoint Energy, Inc.	34,496	872,749
Dominion Energy, Inc.	16,371	1,246,488
NiSource, Inc.	19,177	489,014
Sempra Energy	10,384	1,406,928
		4,015,179

TOTAL UTILITIES		15,238,093

TOTAL COMMON STOCKS
(Cost $468,782,111)		596,961,976

Preferred Stocks - 0.2%
Convertible Preferred Stocks - 0.1%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems Series B (e)(f)	1,784	80,344
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (e)(f)	731	53,560
Transportation Infrastructure - 0.0%
Delhivery Pvt Ltd. Series H (e)(f)(g)	221	108,791
TOTAL INDUSTRIALS		242,695
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp. Series C (e)(f)	6,103	133,783
Xsight Labs Ltd. Series D (e)(f)	6,632	53,029
		186,812
IT Services - 0.1%
ByteDance Ltd. Series E1 (e)(f)	1,863	204,137
Software - 0.0%
Databricks, Inc. Series G (e)(f)	148	26,250
Stripe, Inc. Series H (e)(f)	700	28,088
Thoughtworks, Inc. Series A (e)(f)	247	138,676
		193,014
TOTAL INFORMATION TECHNOLOGY		583,963

TOTAL CONVERTIBLE PREFERRED STOCKS		826,658

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE (Germany)	9,746	1,084,265
TOTAL PREFERRED STOCKS
(Cost $1,566,918)		1,910,923
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 7/1/21 to 7/8/21 (c)
(Cost $839,990)	840,000	839,992
	Shares	Value

Fixed-Income Funds - 27.6%
Fidelity High Income Central Fund (h)	0	$4
Fidelity Investment Grade Bond Central Fund (h)	2,046,174	233,181,947
TOTAL FIXED-INCOME FUNDS
(Cost $234,603,025)		233,181,951

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.03% (i)	14,289,671	14,292,529
Fidelity Securities Lending Cash Central Fund 0.03% (i)(j)	2,062,784	2,062,990
TOTAL MONEY MARKET FUNDS
(Cost $16,355,519)		16,355,519
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $722,147,563)		849,250,361
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(2,452,858)
NET ASSETS - 100%		$846,797,503

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	45	June 2021	$9,455,400	$605,252	$605,252

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Amounts shown as 0 in the Schedule of Investments may represent less than 1 share.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,695,891 or 0.3% of net assets.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $665,993.

 (d) Security or a portion of the security is on loan at period end.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,143,951 or 0.1% of net assets.

 (f) Level 3 security

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ABL Space Systems Series B	3/24/21	$80,344
Astranis Space Technologies Corp. Series C	3/19/21	$133,783
Beta Technologies, Inc. Series A	4/9/21	$53,560
ByteDance Ltd. Series E1	11/18/20	$204,137
Databricks, Inc. Series G	2/1/21	$26,250
Delhivery Pvt Ltd. Series H	5/20/21	$107,875
Epic Games, Inc.	3/29/21	$161,070
Space Exploration Technologies Corp. Class A	2/16/21	$83,998
Stripe, Inc. Class B	5/18/21	$72,231
Stripe, Inc. Series H	3/15/21	$28,088
Thoughtworks, Inc. Series A	1/13/21	$151,201
Xsight Labs Ltd. Series D	2/16/21	$53,029

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,527
Fidelity High Income Central Fund	150,187
Fidelity Investment Grade Bond Central Fund	5,760,696
Fidelity Securities Lending Cash Central Fund	2,513
Total	$5,925,923

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund	$7,010,735	$1,312,425	$8,588,194	$99,826	$165,212	$4	0.0%
Fidelity Investment Grade Bond Central Fund	120,513,517	118,726,029	--	--	(6,057,599)	233,181,947	0.7%
Total	$127,524,252	$120,038,454	$8,588,194	$99,826	$(5,892,387)	$233,181,951

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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